Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Increase in valuation allowance	$ 1,364,568
Tax credit carryforwards	739,597
Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	28,597,946
Internal Revenue Service (IRS) [Member] | Offset 100 Percent Of Future Taxable Income [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	23,821,513
Internal Revenue Service (IRS) [Member] | Offset 80 Percent Of Future Taxable Income [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 1,364,568
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Federal income tax rate	21.00%	21.00%
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign tax rate (FIE)	25.00%